Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (2,407,767)	$ 3,487,795
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	678,812	2,342,224
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,822,987	(26,762)
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	44,845	20,665
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,342,525)	1,522,457
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,240)	1,000
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(141,762)	229,285
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	21,361	(11,263)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	279,146	606,842
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,086,579)	1,145,571
Long Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	7,443,694	3,873,398
Long Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,927,801)	(1,855,067)
Long Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,955,090	3,552,370
Long Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,888,350)	(1,062,409)
Long Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,044,382	53,954
Long Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,305)	(11,966)
Long Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,300)	(1,890)
Long Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	299,972	1,791,090
Long Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,818,823)	(247,007)
Long Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,000
Long Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,071,113	450,329
Long Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,627)	(359,582)
Long Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	71,420	10
Long Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,160)	(6,435)
Long Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,468,203	1,255,987
Long Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,049,135)	(435,529)
Long Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,488,604	321,028
Long Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,039,451)	(792,658)
Short Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,149,944	2,406,594
Short Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,073,604)	(937,130)
Short Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	579,940	441,441
Short Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,967,868)	(589,178)
Short Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	62,040	16,170
Short Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(279,130)	(84,920)
Short Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	91,250	62,693
Short Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(42,105)	(40,138)
Short Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	223,213	60
Short Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(46,887)	(21,686)
Short Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,010
Short Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,250)
Short Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,289	298,763
Short Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,206,537)	(160,225)
Short Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10,163	49,155
Short Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(59,062)	(53,993)
Short Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	187,975	14,600
Short Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(327,897)	(228,216)
Short Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	570,004	1,965,153
Short Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (4,105,736)	$ (347,952)